Related party transactions - Related Party Receivable Balances (Details) - USD ($) $ in Millions	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 30, 2020	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2017	Mar. 13, 2020	Jul. 02, 2018	Apr. 26, 2017	Apr. 25, 2017
Related Party Transaction [Line Items]
Related party receivables, allowance for credit losses		$ (201)		$ (201)		$ 0
Total related party receivables		566		566		704
Amounts due from related parties - current		184		184		181
Amounts due from related parties - non-current		382		382		523
Gain on debt extinguishment		0	$ (22)	0	$ (22)
Impairment of convertible bond from related party		0	$ 0	29	$ 0	11
Related party convertible note receivable								$ 13
Archer
Related Party Transaction [Line Items]
Related party receivable before conversion										$ 146
Related party receivable after conversion										$ 45
Convertible note receivable, interest rate								5.50%		5.50%
Convertible note receivable, fair value										$ 56	$ 37
Gain on debt extinguishment							$ 19
Impairment of convertible bond from related party				29		11
Related party loans and interest
Related Party Transaction [Line Items]
Related party receivables, gross		505		505		488
Total related party receivables		505		505		488
Related party loans and interest | SeaMex seller's credit and loans receivable
Related Party Transaction [Line Items]
Total related party receivables		442		442		422
Sellers credit		250		250
Working capital loan		45		45
Interest receivable		$ 139		$ 139
Sellers credit and working capital loans, interest rate		6.50%		6.50%
Sponsor Minimum Liquidity Shortfall loan facility		$ 8		$ 8
Related party loans and interest | SeaMex seller's credit and loans receivable | LIBOR
Related Party Transaction [Line Items]
Sponsor Minimum Liquidity Shortfall loan facility, interest rate		6.50%		6.50%
Related party loans and interest | Seabras loans receivable
Related Party Transaction [Line Items]
Related party receivables, gross		$ 50		$ 50
Total related party receivables		63		63		66
Interest receivable		13		$ 13
Repayment of loans	$ 6
Related party loans and interest | Seabras loans receivable | Minimum
Related Party Transaction [Line Items]
Interest rate on related party receivable				3.40%
Related party loans and interest | Seabras loans receivable | LIBOR | Maximum
Related Party Transaction [Line Items]
Interest rate on related party receivable				3.99%
Deferred consideration arrangements
Related Party Transaction [Line Items]
Related party receivables, gross		17		$ 17		31
Deferred consideration arrangements | Seadrill Partners | Disposed of by sale
Related Party Transaction [Line Items]
Total related party receivables		17		17		31
Convertible bond
Related Party Transaction [Line Items]
Related party receivables, gross		9		9		35
Trading balances
Related Party Transaction [Line Items]
Related party receivables, gross		236		236		150
Loan facility | Seabras loans receivable
Related Party Transaction [Line Items]
Repayment of loans	4
Shareholder loans | Seabras loans receivable
Related Party Transaction [Line Items]
Repayment of loans	$ 2
Due From Related Party, Deferred Compensation Arrangements, Share Of Dayrate [Member] | Seadrill Partners | Disposed of by sale | West Vela
Related Party Transaction [Line Items]
Total related party receivables		7		7		14
Adjustments, increase (decrease), Amount due from related parties									$ 29
Due From Related Party, Deferred Compensation Arrangements, Mobilization Receivable [Member] | Seadrill Partners | Disposed of by sale | West Vela
Related Party Transaction [Line Items]
Total related party receivables		$ 10		$ 10		$ 17